Subsequent Events (Details) - USD ($)	Aug. 06, 2020	Apr. 16, 2020	Mar. 13, 2020	Oct. 02, 2020	Sep. 09, 2020	Aug. 31, 2020	Jun. 20, 2020	May 12, 2020	May 11, 2020	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2018
Tranche A Senior Notes, Due October 2020 | Broadcasting
Subsequent Event [Line Items]
Face amount											$ 21,500,000	$ 700,000	$ 7,500,000
Outstanding debt										$ 36,200,000			$ 42,500,000	$ 0
Interest rate (as a percent)										8.50%
10.50% Note due 2020 | Broadcasting
Subsequent Event [Line Items]
Outstanding debt										$ 42,500,000				$ 0
Interest rate (as a percent)										10.50%
PTGI-ICS
Subsequent Event [Line Items]
Parents interest, controlling										100.00%
R2 Dermatology, Inc.
Subsequent Event [Line Items]
Parents interest, controlling										64.00%
Subsequent Event
Subsequent Event [Line Items]
Payments for repurchase of stock	$ 14,000,000.0
Sale of stock, authorized amount					$ 65,000,000.0
Subsequent Event | 2020 Revolving Credit Agreement Due June 2021
Subsequent Event [Line Items]
Face amount			$ 15,000,000.0
Basis spread on variable rate (as a percent)			6.75%
Subsequent Event | 11.50% Senior Secured Notes, due 2021
Subsequent Event [Line Items]
Outstanding debt							$ 50,600,000
Interest rate (as a percent)							11.50%
Subsequent Event | Tranche A Senior Notes, Due October 2020 | Broadcasting
Subsequent Event [Line Items]
Face amount						$ 39,300,000
Subsequent Event | 10.50% Note due 2020 | Broadcasting
Subsequent Event [Line Items]
Face amount						$ 42,500,000
Subsequent Event | Term Loan | Energy
Subsequent Event [Line Items]
Outstanding debt	$ 57,000,000.0
Interest rate (as a percent)	14.00%
Additional borrowing capacity	$ 10,000,000.0
Subsequent Event | Term Loan Delayed Draw | Energy
Subsequent Event [Line Items]
Outstanding debt	8,000,000.0
Subsequent Event | Revolving Credit Facility | Energy
Subsequent Event [Line Items]
Outstanding debt	$ 2,500,000
Subsequent Event | New Saxon 2019 Limited
Subsequent Event [Line Items]
Parents interest, controlling								19.00%
Subsequent Event | Marine Services
Subsequent Event [Line Items]
Parents interest, controlling								30.00%	49.00%
Subsequent Event | PTGI-ICS
Subsequent Event [Line Items]
Consideration				$ 1,000,000.0
Subsequent Event | R2 Dermatology, Inc.
Subsequent Event [Line Items]
Proceeds from other equity		$ 10,000,000
Ownership percentage by parent, amount of change		7.80%
Parents interest, controlling		56.10%
Subsequent Event | R2 Dermatology, Inc. | Huadong Medicine Company [Member]
Subsequent Event [Line Items]
Investments in and advances to affiliates, increase (decrease)		$ 30,000,000
Investments in and advances to affiliates, amount of equity		$ 90,000,000